Intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 201,647	$ 39,659	$ 9,811
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 1,365,030	$ 1,522,564
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years